Income tax expense - Summary of deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	₩ 104,800	₩ (289,420)
Profit or loss	(185,808)	49,279
Other comprehensive income (loss)	(307,868)	344,941	₩ 294,496
Ending balance	(388,876)	104,800	(289,420)
Temporary Difference
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(114,758)	(556,025)
Profit or loss	(166,918)	96,326
Other comprehensive income (loss)	(307,868)	344,941
Ending balance	(589,544)	(114,758)	(556,025)
Unearned income
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(350,772)	(340,992)
Profit or loss	(81,504)	(9,780)
Other comprehensive income (loss)	0	0
Ending balance	(432,276)	(350,772)	(340,992)
Account receivable
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(23,695)	(26,580)
Profit or loss	2,341	2,885
Other comprehensive income (loss)	0	0
Ending balance	(21,354)	(23,695)	(26,580)
Financial assets measured at fair value
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	1,006,441	57,933
Profit or loss	587,125	(1,152,836)
Other comprehensive income (loss)	(1,139,313)	2,101,344
Ending balance	454,253	1,006,441	57,933
Investment in associates and etc.
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	183,410	178,262
Profit or loss	7,439	(3,550)
Other comprehensive income (loss)	(2,581)	8,698
Ending balance	188,268	183,410	178,262
Valuation and depreciation of property and equipment
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(100,618)	(135,375)
Profit or loss	(3,460)	34,757
Other comprehensive income (loss)	0	0
Ending balance	(104,078)	(100,618)	(135,375)
Derivative asset
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	262,353	22,215
Profit or loss	(81,234)	207,521
Other comprehensive income (loss)	(28,731)	32,617
Ending balance	152,388	262,353	22,215
Deposits
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	37,047	24,430
Profit or loss	(3,494)	12,617
Other comprehensive income (loss)	0	0
Ending balance	33,553	37,047	24,430
Accrued expenses
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	209,728	154,716
Profit or loss	11,730	55,012
Other comprehensive income (loss)	0	0
Ending balance	221,458	209,728	154,716
Defined benefit obligation
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	475,777	549,950
Profit or loss	(1,566)	23,960
Other comprehensive income (loss)	70,456	(98,133)
Ending balance	544,667	475,777	549,950
Plan assets
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(635,981)	(601,844)
Profit or loss	16,645	(36,244)
Other comprehensive income (loss)	1,353	2,107
Ending balance	(617,983)	(635,981)	(601,844)
Other provisions
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	398,873	389,570
Profit or loss	111,731	9,303
Other comprehensive income (loss)	0	0
Ending balance	510,604	398,873	389,570
Allowance for acceptances and guarantees
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	24,423	32,462
Profit or loss	(2,406)	(8,039)
Other comprehensive income (loss)	0	0
Ending balance	22,017	24,423	32,462
Allowance related to asset revaluation
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(47,891)	(49,713)
Profit or loss	182	1,822
Other comprehensive income (loss)	0	0
Ending balance	(47,709)	(47,891)	(49,713)
Allowance for expensing depreciation
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(202)	(274)
Profit or loss	62	72
Other comprehensive income (loss)	0	0
Ending balance	(140)	(202)	(274)
Accrued contributions
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	37,039	36,114
Profit or loss	630	925
Other comprehensive income (loss)	0	0
Ending balance	37,669	37,039	36,114
Financial instruments designated at fair value through profit of loss
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(279,089)	(74,655)
Profit or loss	46,492	(204,434)
Other comprehensive income (loss)	0	0
Ending balance	(232,597)	(279,089)	(74,655)
Allowances
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	166,078	132,239
Profit or loss	57,988	33,839
Other comprehensive income (loss)	0	0
Ending balance	224,066	166,078	132,239
Constructive dividend
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	17,187	16,737
Profit or loss	531	450
Other comprehensive income (loss)	0	0
Ending balance	17,718	17,187	16,737
Liability under insurance contracts
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	93,537	96,760
Profit or loss	(82,092)	(3,223)
Other comprehensive income (loss)	0	0
Ending balance	11,445	93,537	96,760
Others
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(1,588,403)	(1,017,980)
Profit or loss	(754,058)	1,131,269
Other comprehensive income (loss)	790,948	(1,701,692)
Ending balance	(1,551,513)	(1,588,403)	(1,017,980)
Extinguishment of deposit and insurance liabilities
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	219,558	266,605
Profit or loss	(18,890)	(47,047)
Other comprehensive income (loss)	0	0
Ending balance	₩ 200,668	₩ 219,558	₩ 266,605